Note 1 - Organization	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Organization

JAVELIN Mortgage Investment Corp. (the “Company”) was organized in the state of Maryland on June 18, 2012.  Under the Company’s charter, the Company is authorized to issue up to 1,000 shares of common stock. The Company has not commenced operations. The Company has selected December 31 as its year-end.

The stockholders of the Company are Scott J. Ulm and Jeffrey J. Zimmer, each of whom is a member of the Company’s board of directors and are the Company’s Co-Chief Executive Officers. On June 21, 2012 an initial capital contribution of $1,000 was made to the Company and the Company issued 50 shares of common stock.

Note 1 - Organization

References to “we,” “us,” “our,” “JAVELIN” or the “Company” are to JAVELIN Mortgage Investment Corp. References to “Manager” or “ARRM” are to ARMOUR Residential Management LLC, a Delaware limited liability company and the external manager of JAVELIN.

We were organized in the state of Maryland on June 18, 2012.  On June 21, 2012, an initial capital contribution of $1,000 was made to us and we issued 50 shares of common stock. On September 24, 2012, we filed Articles of Amendment and Restatement with the Maryland Department of Assessments and Taxation, which increased our authorized shares. Under our charter, as of September 30, 2012, we are authorized to issue up to 250,000,000 shares of common stock, par value $0.001 per share, and up to 25,000,000 shares of preferred stock, par value $0.001 per share.  As of September 30, 2012, we have not commenced operations.  We have selected December 31 as our fiscal year-end.

See Note 3, “Subsequent events” for a description of our initial public offering of common stock (the “IPO”) and concurrent private placement of common stock (the “Private Placement”).

We will be externally managed by ARRM, an investment advisor registered with the Securities and Exchange Commission (“SEC”). ARRM is also the external manager of ARMOUR Residential REIT, Inc. (“ARMOUR”), a publicly traded REIT, which invests in and manages a leveraged portfolio of hybrid adjustable rate, adjustable rate and fixed rate Agency Securities. Our executive officers also serve as the executive officers of ARMOUR.

We will be subject to the risks involved with real estate and real estate-related debt instruments.  These include, among others, the risks normally associated with changes in the general economic climate, changes in the mortgage market, changes in tax laws, interest rate levels and the availability of financing.  We intend to qualify as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended, commencing with our taxable period ending December 31, 2012.  As a REIT, we will generally not be subject to corporate income taxes on taxable income distributed to stockholders.  In order to maintain our tax status as a REIT, we plan to distribute at least 90% of our net taxable income to our stockholders.